Oil and natural gas properties - Schedule of Oil and Natural Gas Properties (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Extractive Industries [Abstract]
Proved property	$ 9,695,367	$ 9,695,367	$ 9,940,660
Unproved property	1,375,940	1,375,940	1,375,940
Total oil and natural gas properties, at cost	11,071,307	11,071,307	11,316,600
Less: accumulated impairment	(8,283,321)	(8,283,321)	(8,283,321)
Oil and natural gas properties, net of impairment	2,787,986	2,787,986	3,033,279
Less: accumulated depletion	(2,234,098)	(2,166,643)	(2,274,188)
Total oil and gas properties, net	$ 553,888	$ 621,343	$ 759,091